Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 12,156	$ 16,234
Deferred revenue	16,007	9,639
Stock-based compensation	2,838	2,843
Operating lease liabilities	2,521	1,729
Research and development tax credit	1,151	0
Other	429	514
Gross deferred tax assets	35,102	30,959
Less: Valuation allowances	(21,862)	(19,169)
Total deferred tax assets	13,240	11,790
Deferred tax liabilities:
Deferred commissions	(7,398)	(5,642)
Property, equipment and intangible assets	(2,918)	(3,598)
Operating lease right of use assets, net	(2,440)	(1,853)
Other	(361)	(61)
Total deferred tax liabilities	(13,117)	(11,154)
Net deferred tax assets	$ 123	$ 636